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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding, LLC
                 -------------------------------
   Address:      71 South Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne R. Staples
         --------------------------------------
Title:   Chief Financial and Compliance Officer
         --------------------------------------
Phone:   312-377-8225
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Dianne R. Staples              Chicago, Illinois   August 2, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $2,028,672

List of Other Included Managers:

None


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FORM 13F
30-Jun-06

      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------------- --------- --------- -------------------- ---------- -------- --------------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------- ---------------- --------- --------- --------- ---  ----- ---------- -------- --------- ------ ---------
AMB Property Corp         COM              00163t109    17,566   347,500 SH         Sole                  154,200          193,300
Acadia Realty Trust       COM              004239109    35,178 1,487,463 SH         Sole                  636,356          851,107
American Tower Corp       COM              029912201    58,235 1,871,300 SH         Sole                  749,800        1,121,500
BRE Properties Inc        COM              05564E106    79,447 1,444,500 SH         Sole                  423,200        1,021,300
BioMed Realty Trust Inc   COM              09063H107     1,153    38,500 SH         Sole                                    38,500
Boston Properties Inc     COM              101121101    70,075   775,166 SH         Sole                  181,700          593,466
Brookfield Properties
Corp                      COM              112900105    85,709 2,664,250 SH         Sole                  811,200        1,853,050
Camden Property Trust     COM              133131102    88,118 1,198,073 SH         Sole                  405,770          792,303
Crown Castle
International Cor         COM              228227104    36,329 1,051,800 SH         Sole                  424,100          627,700
Digital Realty Trust Inc  COM              253868103    61,337 2,484,300 SH         Sole                1,048,100        1,436,200
Equity Office Properties
Trust                     COM              294741103   105,883 2,900,100 SH         Sole                  678,100        2,222,000
Equity Residential        COM              29476L107   156,060 3,488,925 SH         Sole                  842,540        2,646,385
Essex Property Trust Inc  COM              297178105    62,273   557,700 SH         Sole                  177,800          379,900
First Potomac Realty
Trust                     COM              33610F109       500    16,800 SH         Sole                   16,800
Forest City Enterprises
Inc -                     COM              345550107    16,101   322,600 SH         Sole                  289,500           33,100
Highwoods Properties Inc  COM              431284108     6,965   192,500 SH         Sole                  173,100           19,400
Hilton Hotels Corp        COM              432848109     9,078   321,000 SH         Sole                  288,300           32,700
Hongkong Land Holdings
Ltd                       COM              BMG4587L1     2,365   646,300 SH         Sole                  646,300
Huntingdon REIT           COM              446027104     2,164 1,148,100 SH         Sole                1,017,300          130,800
Maguire Properties Inc    COM              559775101    66,383 1,887,501 SH         Sole                  518,500        1,369,001
Mid-America Apartment
Communit                  COM              59522J103     8,563   153,600 SH         Sole                  134,700           18,900
ProLogis                  COM              743410102   118,886 2,281,011 SH         Sole                  632,842        1,648,169
Public Storage Inc        COM              74460D109    13,950   183,800 SH         Sole                   54,400          129,400
Reckson Associates Realty
Corp                      COM              75621K106    92,750 2,241,424 SH         Sole                  555,324        1,686,100
SBA Communications Corp   COM              78388J106    46,851 1,792,300 SH         Sole                  916,400          875,900
SL Green Realty Corp      COM              78440X101   116,005 1,059,700 SH         Sole                  298,800          760,900
Shurgard Storage Centers
Inc                       COM              82567D104    60,725   971,600 SH         Sole                  258,900          712,700
Simon Property Group Inc  COM              828806109   158,571 1,911,878 SH         Sole                  574,614        1,337,264
Starwood Hotels & Resorts
Worl                      COM              85590A401    73,886 1,224,500 SH         Sole                  434,900          789,600
Strategic Hotels &
Resorts Inc               COM              86272T106    36,724 1,770,700 SH         Sole                  522,400        1,248,300
Taubman Centers Inc       COM              876664103     6,155   150,500 SH         Sole                   52,600           97,900
Trizec Properties Inc     COM              89687P107    50,859 1,775,800 SH         Sole                  828,000          947,800
Ventas Inc                COM              92276F100    95,365 2,814,774 SH         Sole                  857,384        1,957,390

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
Vornado Realty Trust      COM              929042109    48,160   493,700 SH         Sole                   80,400          413,300
Extra Space Storage Inc                    30225T102       486    29,900 SH         Sole                   29,900
BPO Properties Ltd        COM              05565B101     1,031    26,400 SH         Sole                   23,100            3,300
Boardwalk REIT            COM              096631106    50,079 2,174,900 SH         Sole                  865,100        1,309,800
Retirement Residences
REIT                      COM              76130C106    13,623 1,983,700 SH         Sole                  911,800        1,071,900
RioCan REIT               COM              766910103    15,753   810,900 SH         Sole                  135,600          675,300
Summit REIT               COM              865916100    20,901   909,500 SH         Sole                                   909,500
Trizec Canada Inc         COM              896874104    15,767   514,300 SH         Sole                   51,600          462,700
British Land Co PLC       COM              GB0001367     2,188    93,800 SH         Sole                   93,800
Great Portland Estates
Plc                       COM              GB00B01FL     1,991   215,633 SH         Sole                  215,633
Hammerson Plc             COM              GB0004065     2,250   102,900 SH         Sole                  102,900
Millennium & Copthorne
Hotels                    COM              GB0005622       522    65,250 SH         Sole                   65,250
Shaftesbury Plc           COM              GB0007990       963   101,419 SH         Sole                  101,419
Champion REIT             COM              HK2778034     4,290 8,654,000 SH         Sole                8,654,000
Great Eagle Holdings Ltd  COM              BMG4069C1     2,617   764,000 SH         Sole                  764,000
Ascendas REIT             COM              SG1M77906     2,250 1,856,000 SH         Sole                1,856,000
CapitaLand Ltd            COM              SG1J27887     5,592 1,968,000 SH         Sole                1,968,000
REPORT SUMMARY                          56 DATA      2,028,672           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                           RECORDS